Goodwill And Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In The Carrying Value Of Goodwill
The changes in the Company’s carrying value of goodwill during the years ended December 31, 2011 and 2012 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2010	$499,238
Translation effect	(1,741)
Business Acquisitions	1,184
Balance as of December 31, 2011	498,681
Translation effect	(420)
Balance as of December 31, 2012	$498,261

Total
(Dollars in Thousands)
Balance as of December 31, 2012	$498,261
Currency translation effect	(580)
Balance as of March 31, 2013	$497,681

Schedule Of Intangible Assets With Determinable Useful Lives By Major Category
The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2012:

	2011			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)			(Dollars in Thousands)
Patents	$3,520	$(1,393)	$2,127	$3,520	$(1,617)	$1,903
Trade name	7,900	(1,598)	6,302	7,900	(2,870)	5,030
Technology and know-how	43,349	(6,526)	36,823	43,349	(12,554)	30,795
Customer related intangible	110,798	(16,481)	94,317	110,798	(31,233)	79,565
Total finite-lived intangible assets	$165,567	$(25,998)	$139,569	$165,567	$(48,274)	$117,293

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Patents	$3,520	$(1,617)	$1,903	$3,520	$(1,673)	$1,847
Trade name	7,900	(2,870)	5,030	7,900	(3,139)	4,761
Technological know-how	43,349	(12,554)	30,795	43,349	(14,061)	29,288
Customer –related intangible	110,798	(31,233)	79,565	110,798	(34,591)	76,207
Total finite-lived intangible assets	$165,567	$(48,274)	$117,293	$165,567	$(53,464)	$112,103